Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000030894 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030894 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030894 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030894 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030894 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030894 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030894 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030894 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030894 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030894 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	29.40%
C000030894 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030894 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030894 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030894 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030894 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030894 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030894 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000030894 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030894 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030894 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030894 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030894 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030894 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030894 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000030894 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030894 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030894 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030894 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030894 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030896 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030896 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030896 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030896 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030896 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030896 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030896 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030896 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030896 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030896 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	29.40%
C000030896 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030896 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030896 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030896 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000030896 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030896 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030896 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030896 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030896 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030896 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030896 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030896 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030896 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030896 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000030896 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030896 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030896 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030896 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030895 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030895 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030895 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030895 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030895 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030895 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030895 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030895 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030895 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030895 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	29.40%
C000030895 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030895 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030895 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030895 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000030895 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030895 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030895 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030895 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030895 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030895 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030895 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030895 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030895 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030895 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000030895 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030895 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030895 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030895 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030895 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179766 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000179766 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179766 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179766 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179766 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179766 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179766 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179766 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179766 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179766 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	29.40%
C000179766 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179766 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000179766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000179766 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000179766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000179766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000179766 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000179766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000179766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000179766 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179766 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179766 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179766 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179766 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179766 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000179766 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000179766 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000179766 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179766 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179766 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030897 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030897 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030897 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030897 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030897 | Common Stock, Danone SA, Food Products, France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030897 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030897 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030897 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030897 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030897 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	31.20%
C000030897 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030897 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030897 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030897 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000030897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030897 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030897 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030897 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030897 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030897 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030897 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000030897 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030897 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030897 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030899 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030899 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030899 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030899 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030899 | Common Stock, Danone SA, Food Products, France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030899 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030899 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030899 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030899 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030899 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	31.20%
C000030899 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030899 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030899 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030899 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030899 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030899 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000030899 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030899 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030899 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030899 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030899 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030899 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030899 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030899 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000030899 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030899 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030899 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030898 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030898 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030898 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030898 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030898 | Common Stock, Danone SA, Food Products, France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030898 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030898 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030898 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030898 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030898 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	31.20%
C000030898 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030898 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030898 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030898 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030898 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030898 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030898 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030898 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030898 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030898 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030898 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030898 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030898 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000030898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030898 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030898 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030898 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030898 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030898 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000030898 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030898 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030898 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030898 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179770 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000179770 | Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179770 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179770 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179770 | Common Stock, Danone SA, Food Products, France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179770 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179770 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179770 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179770 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179770 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	31.20%
C000179770 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179770 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000179770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000179770 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000179770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179770 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000179770 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179770 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000179770 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000179770 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179770 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000179770 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000179770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000179770 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179770 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179770 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000179770 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179770 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179770 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179770 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000179770 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179770 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179770 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179770 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030900 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030900 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030900 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030900 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030900 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030900 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030900 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030900 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030900 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030900 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Percent of Total Investments	42.30%
C000030900 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030900 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030900 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000030900 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030900 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030900 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030900 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030900 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030900 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030902 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030902 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030902 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030902 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030902 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030902 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030902 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030902 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030902 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030902 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Percent of Total Investments	42.30%
C000030902 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030902 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030902 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000030902 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030902 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030902 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030902 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030902 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030902 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030901 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030901 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030901 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030901 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030901 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030901 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030901 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030901 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030901 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030901 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Percent of Total Investments	42.30%
C000030901 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030901 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030901 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030901 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030901 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000030901 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030901 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030901 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030901 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030901 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030901 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179773 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179773 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179773 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179773 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179773 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179773 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179773 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179773 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179773 | Common Stock, CH Robinson Worldwide, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179773 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Percent of Total Investments	42.30%
C000179773 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179773 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179773 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179773 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179773 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179773 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000179773 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179773 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179773 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179773 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179773 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179773 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000179773 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179773 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000179773 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000179773 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179773 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030903 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030903 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030903 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030903 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030903 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030903 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030903 | Common Stock, Dundee Precious Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030903 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030903 | Common Stock, Barrick Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030903 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Percent of Total Investments	68.00%
C000030903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000030903 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030903 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000030903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030903 | Canada
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000030903 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030903 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030903 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000030903 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030903 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030903 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030903 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030903 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030905 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030905 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030905 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030905 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030905 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030905 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030905 | Common Stock, Dundee Precious Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030905 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030905 | Common Stock, Barrick Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030905 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Percent of Total Investments	68.00%
C000030905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000030905 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030905 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000030905 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030905 | Canada
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000030905 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030905 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030905 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030905 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000030905 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030905 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030905 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030905 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030905 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030904 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030904 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030904 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030904 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030904 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030904 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030904 | Common Stock, Dundee Precious Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030904 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030904 | Common Stock, Barrick Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030904 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Percent of Total Investments	68.00%
C000030904 | Materials
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000030904 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030904 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000030904 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000030904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030904 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030904 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000030904 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030904 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030904 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030904 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030904 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179778 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179778 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000179778 | Common Stock, Northern Star Resources Ltd., Metals & Mining, Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179778 | Commodity, Silver bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179778 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179778 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179778 | Common Stock, Dundee Precious Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179778 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179778 | Common Stock, Barrick Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179778 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Percent of Total Investments	68.00%
C000179778 | Materials
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000179778 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000179778 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000179778 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179778 | Canada
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000179778 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179778 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179778 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179778 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000179778 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000179778 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179778 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179778 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179778 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109583 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109583 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109583 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109583 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109583 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109583 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109583 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109583 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109583 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109583 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	27.00%
C000109583 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109583 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109583 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000109583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109583 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109583 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000109583 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000109583 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109583 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109583 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109583 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109583 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109583 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000109583 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109583 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109583 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109583 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109583 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109583 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109583 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109583 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109583 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109583 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109584 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109584 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109584 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109584 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109584 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109584 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109584 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109584 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109584 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109584 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	27.00%
C000109584 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109584 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109584 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000109584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109584 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109584 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000109584 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000109584 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109584 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109584 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109584 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109584 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109584 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000109584 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109584 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109584 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109584 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109584 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109584 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109584 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109584 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109584 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109584 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109585 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109585 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109585 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109585 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109585 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109585 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109585 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109585 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109585 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109585 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	27.00%
C000109585 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109585 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109585 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000109585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109585 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109585 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000109585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000109585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109585 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109585 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109585 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000109585 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109585 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109585 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109585 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109585 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109585 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109585 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109585 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179790 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179790 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179790 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179790 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179790 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179790 | Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179790 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179790 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179790 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179790 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	27.00%
C000179790 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179790 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179790 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000179790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179790 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000179790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000179790 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179790 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179790 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000179790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000179790 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179790 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179790 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179790 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179790 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179790 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179790 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000179790 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179790 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179790 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000179790 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179790 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179790 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179790 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000179790 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179790 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179790 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030908 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030908 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030908 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030908 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030908 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030908 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030908 | Common Stock, UnitedHealth Group, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030908 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030908 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030908 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	52.10%
C000030908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000030908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030908 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030908 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000030908 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030908 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030908 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030907 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030907 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030907 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030907 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030907 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030907 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030907 | Common Stock, UnitedHealth Group, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030907 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030907 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030907 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	52.10%
C000030907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030907 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000030907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030907 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000030907 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030907 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030907 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124490 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000124490 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000124490 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124490 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000124490 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000124490 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000124490 | Common Stock, UnitedHealth Group, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124490 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124490 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124490 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	52.10%
C000124490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000124490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000124490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000124490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000124490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000124490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000124490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000124490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000124490 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124490 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000124490 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124490 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124490 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179782 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000179782 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179782 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179782 | Common Stock, Comcast Corp., Media, United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179782 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179782 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179782 | Common Stock, UnitedHealth Group, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000179782 | Common Stock, Home Depot, Inc. (The), Specialty Retail, United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179782 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179782 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	52.10%
C000179782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000179782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000179782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000179782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000179782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000179782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000179782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179782 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000179782 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179782 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179782 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228686 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Black Hills Corp., Multi-Utilities, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Lincoln National Corp., Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Ameris Bancorp, Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, MGIC Investment Corp., Financial Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Seacoast Banking Corp. of Florida, Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228686 | Common Stock, GXO Logistics, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228686 | Common Stock, Kemper Corp., Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228686 | Common Stock, Beazer Homes USA, Inc., Household Durables, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228686 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Percent of Total Investments	8.50%
C000228686 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228686 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228686 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000228686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228686 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228686 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228686 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000228686 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228686 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228686 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228686 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228687 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Black Hills Corp., Multi-Utilities, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Lincoln National Corp., Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Ameris Bancorp, Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, MGIC Investment Corp., Financial Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Seacoast Banking Corp. of Florida, Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228687 | Common Stock, GXO Logistics, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228687 | Common Stock, Kemper Corp., Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228687 | Common Stock, Beazer Homes USA, Inc., Household Durables, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228687 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Percent of Total Investments	8.50%
C000228687 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000228687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228687 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000228687 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228687 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228687 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228687 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228685 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Black Hills Corp., Multi-Utilities, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Lincoln National Corp., Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Ameris Bancorp, Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, MGIC Investment Corp., Financial Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Seacoast Banking Corp. of Florida, Banks, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228685 | Common Stock, GXO Logistics, Inc., Air Freight & Logistics, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228685 | Common Stock, Kemper Corp., Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228685 | Common Stock, Beazer Homes USA, Inc., Household Durables, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228685 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Percent of Total Investments	8.50%
C000228685 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000228685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228685 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000228685 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228685 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228685 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228685 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237506 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237506 | Common Stock, Curtiss-Wright Corp., Aerospace & Defense, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237506 | Common Stock, Tenet Healthcare Corp., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237506 | Common Stock, Bio-Rad Laboratories, Inc., Life Sciences Tools & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237506 | Common Stock, Quanta Services, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237506 | Common Stock, Cardinal Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237506 | Common Stock, Lennox International, Inc., Building Products, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237506 | Common Stock, XPO, Inc., Ground Transportation, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237506 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237506 | Common Stock, Radian Group, Inc., Financial Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	23.60%
C000237506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000237506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237506 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000237506 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237506 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237507 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237507 | Common Stock, Curtiss-Wright Corp., Aerospace & Defense, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237507 | Common Stock, Tenet Healthcare Corp., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237507 | Common Stock, Bio-Rad Laboratories, Inc., Life Sciences Tools & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237507 | Common Stock, Quanta Services, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237507 | Common Stock, Cardinal Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237507 | Common Stock, Lennox International, Inc., Building Products, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237507 | Common Stock, XPO, Inc., Ground Transportation, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237507 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237507 | Common Stock, Radian Group, Inc., Financial Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	23.60%
C000237507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000237507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237507 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000237507 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237507 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237508 | Common Stock, Evercore, Inc., Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237508 | Common Stock, Curtiss-Wright Corp., Aerospace & Defense, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237508 | Common Stock, Tenet Healthcare Corp., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237508 | Common Stock, Bio-Rad Laboratories, Inc., Life Sciences Tools & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237508 | Common Stock, Quanta Services, Inc., Construction & Engineering, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237508 | Common Stock, Cardinal Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237508 | Common Stock, Lennox International, Inc., Building Products, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237508 | Common Stock, XPO, Inc., Ground Transportation, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237508 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237508 | Common Stock, Radian Group, Inc., Financial Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	23.60%
C000237508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000237508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237508 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000237508 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237508 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232393 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232393 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232393 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232393 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232393 | Common Stock, CRH plc, Construction Materials, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232393 | Common Stock, Extra Space Storage, Inc., Specialized REITs, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232393 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232393 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232393 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Common Stock, FUCHS SE (Preference), Chemicals, Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	26.30%
C000232393 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232393 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000232393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000232393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000232393 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000232393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232393 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232393 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000232393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000232393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000232393 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232393 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232393 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232393 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232393 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232393 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000232393 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232393 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232393 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232393 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232393 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232393 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232392 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232392 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232392 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232392 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232392 | Common Stock, CRH plc, Construction Materials, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232392 | Common Stock, Extra Space Storage, Inc., Specialized REITs, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232392 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232392 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232392 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Common Stock, FUCHS SE (Preference), Chemicals, Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	26.30%
C000232392 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232392 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000232392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000232392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000232392 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000232392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232392 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232392 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000232392 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000232392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000232392 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232392 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232392 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232392 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232392 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232392 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000232392 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232392 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232392 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232392 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232392 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232392 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232391 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232391 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232391 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232391 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232391 | Common Stock, CRH plc, Construction Materials, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232391 | Common Stock, Extra Space Storage, Inc., Specialized REITs, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232391 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232391 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232391 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Common Stock, FUCHS SE (Preference), Chemicals, Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	26.30%
C000232391 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232391 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000232391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000232391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000232391 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000232391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232391 | Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232391 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000232391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000232391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232391 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000232391 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232391 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232391 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232391 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232391 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000232391 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232391 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232391 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232391 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232391 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232391 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000108220 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108220 | AA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000108220 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000108220 | BBB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000108220 | BB or lower
Holdings [Line Items]
Percent of Total Investments	7.80%
C000108220 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	70.40%
C000108220 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%
C000108220 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000108220 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000108221 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108221 | AA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000108221 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000108221 | BBB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000108221 | BB or lower
Holdings [Line Items]
Percent of Total Investments	7.80%
C000108221 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	70.40%
C000108221 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%
C000108221 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000108221 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000108222 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108222 | AA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000108222 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000108222 | BBB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000108222 | BB or lower
Holdings [Line Items]
Percent of Total Investments	7.80%
C000108222 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	70.40%
C000108222 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%
C000108222 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000108222 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000179786 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000179786 | AA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000179786 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000179786 | BBB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000179786 | BB or lower
Holdings [Line Items]
Percent of Total Investments	7.80%
C000179786 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	70.40%
C000179786 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%
C000179786 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000179786 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247344 | AA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247344 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247344 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247344 | BB or lower
Holdings [Line Items]
Percent of Total Investments	10.20%
C000247344 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	80.50%
C000247344 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000247344 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247344 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000247345 | AA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247345 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247345 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247345 | BB or lower
Holdings [Line Items]
Percent of Total Investments	10.20%
C000247345 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	80.50%
C000247345 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000247345 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247345 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000247343 | AA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247343 | A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247343 | BBB
Holdings [Line Items]
Percent of Total Investments	7.00%
C000247343 | BB or lower
Holdings [Line Items]
Percent of Total Investments	10.20%
C000247343 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	80.50%
C000247343 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000247343 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247343 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%